Condensed Consolidated Statements of Changes in Members’ and Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Members’ Contribution Previously Reported	Members’ Contribution	Preferred Units Previously Reported	Preferred Units	Common Stock Class A Power & Digital Infrastructure Acquisition Ii Corp.	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Power & Digital Infrastructure Acquisition Ii Corp.	Common Stock Class B Previously Reported	Common Stock Class B	Subscription Receivable	Additional Paid-In Capital Power & Digital Infrastructure Acquisition Ii Corp.	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Power & Digital Infrastructure Acquisition Ii Corp.	Accumulated Deficit Previously Reported	Accumulated Deficit	Non-controlling Interest	Power & Digital Infrastructure Acquisition Ii Corp.	Previously Reported	Total
Balance at Dec. 31, 2021								$ 719							$ (8,314,410)				$ (8,313,691)
Balance (in Shares) at Dec. 31, 2021								7,187,500
Excise tax payable attributable to redemption of common stock
Increase in redemption value of Class A common stock subject to possible redemption															(2,918,429)				(2,918,429)
Net loss															2,041,984				2,041,984
Balance at Dec. 31, 2022	$ 2,047,872		$ 8,902,226					$ 719							(9,190,855)	$ (5,788,985)			(9,190,136)	$ (5,161,113)
Balance (in Shares) at Dec. 31, 2022								7,187,500
Retroactive application of recapitalization	(2,047,872)		(8,902,226)			$ 3,255			$ 476				10,946,367
Retroactive application of recapitalization (in Shares)						32,547,718			4,759,642
Balance at Jan. 01, 2023						$ 3,255			$ 476				10,946,367			(5,788,985)				(5,161,113)
Balance (in Shares) at Jan. 01, 2023						32,547,718			4,759,642
Balance at Dec. 31, 2022	2,047,872		8,902,226					$ 719							(9,190,855)	(5,788,985)			(9,190,136)	(5,161,113)
Balance (in Shares) at Dec. 31, 2022								7,187,500
Issuance of class A common stock						$ 11							255,850							255,861
Issuance of class A common stock (in Shares)						105,331
Net loss																(834,627)				(834,627)	$ (834,627)
Balance at Mar. 31, 2023						$ 3,266			$ 476				11,202,217			(6,623,612)				(4,582,347)
Balance (in Shares) at Mar. 31, 2023						32,653,049			4,759,642
Balance at Dec. 31, 2022	$ 2,047,872		$ 8,902,226					$ 719							(9,190,855)	$ (5,788,985)			(9,190,136)	$ (5,161,113)
Balance (in Shares) at Dec. 31, 2022								7,187,500
Excise tax payable attributable to redemption of common stock															(1,881,321)				(1,881,321)
Waived deferred underwriting discount												3,819,725							3,819,725
Increase in redemption value of Class A common stock subject to possible redemption												(3,819,725)			(5,147,733)				(8,967,458)
Net loss															1,242,993				1,242,993
Balance at Dec. 31, 2023		$ 2,109,310		$ 9,158,087				$ 719							(14,976,916)		$ (17,168,101)		(14,976,197)		(5,900,704)
Balance (in Shares) at Dec. 31, 2023								7,187,500
Retroactive application of recapitalization		(2,109,310)		(9,158,087)			$ 3,274			$ 476				11,263,647
Retroactive application of recapitalization (in Shares)							32,731,583			4,759,642
Balance at Jan. 01, 2024							$ 3,274			$ 476				11,263,647			(17,168,101)				(5,900,704)
Balance (in Shares) at Jan. 01, 2024							32,731,583			4,759,642
Balance at Dec. 31, 2023		2,109,310		9,158,087				$ 719							$ (14,976,916)		(17,168,101)		$ (14,976,197)		(5,900,704)
Balance (in Shares) at Dec. 31, 2023								7,187,500
Issuance of common stock							$ 581				(6,000,000)			49,364,419							43,365,000
Issuance of common stock (in Shares)							5,807,647
Exercise of warrants							$ 38							45,722							45,760
Exercise of warrants (in Shares)							380,771
Exercise of options							$ 214							56,036							56,250
Exercise of options (in Shares)							2,141,839
Formation of AirJoule, LLC																		612,533,000			612,533,000
Reverse capitalization, net of transaction costs							$ 800							(60,729,824)			(14,991,556)				(75,720,580)
Reverse capitalization, net of transaction costs (in Shares)							8,001,930
Net loss																	(11,526,441)	(26,382)			(11,552,823)
Balance at Mar. 31, 2024							$ 4,907			$ 476	$ (6,000,000)						$ (43,686,098)	$ 612,506,618			$ 562,825,903
Balance (in Shares) at Mar. 31, 2024							49,063,770			4,759,642